Consolidated Statements of Condition (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Securities available for sale, at fair value, amortized cost	$ 267,308,756	$ 178,392,462
Securities held to maturity, at fair value	169,045,835	216,745,438
Loans, allowance for loan losses	$ 6,473,703	$ 6,542,326
Common stock, par value	$ 0.2	$ 0.2
Common stock, shares authorized	22,500,000	22,500,000
Common stock, shares issued	4,875,079	4,877,614
Common stock, shares outstanding	4,875,079	4,877,614
Accumulated other comprehensive loss, net of tax benefits	$ (4,233,473)	$ (5,283,048)